Changes in accounting standards	12 Months Ended
Dec. 31, 2022
Changes in accounting standards
Note 4: Changes in accounting standards

Application of new and revised accounting standards:

The Company has adopted the following amended accounting standards and policies effective January 1, 2022. There was no impact to the Company’s financial statements for the year ended December 31, 2022 upon adoption.

Annual Improvements to IFRSs 2018-2020 Cycle

Annual Improvements to IFRS Standards 2018–2020 makes amendments to the following standards:

IFRS 1 - First-time Adoption of International Financial Reporting Standards: The amendment permits a subsidiary that applies paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by its parent, based on the parent’s date of transition to IFRSs.

IFRS 9 - Financial Instruments: Fees in the ‘10 per cent’ test for derecognition of financial liabilities. The amendment clarifies which fees an entity includes when it applies’ the ‘10 per cent’ test in paragraph B3.3.6 of IFRS 9 in assessing whether to derecognise a financial liability. An entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

IFRS 16 - Leases: The amendment to Illustrative Example 13 accompanying IFRS 16 removes from the example the illustration of the reimbursement of leasehold improvements by the lessor in order to resolve any potential confusion regarding the treatment of lease incentives that might arise because of how lease incentives are illustrated in that example.

IAS 41 – Agriculture: The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique. This will ensure consistency with the requirements in IFRS 13.

Amendments to IAS 16 – Property, Plant and Equipment—Proceeds before Intended Use

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e., proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognises such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 – Inventories.

The amendments also clarify the meaning of “testing whether an asset is functioning properly”. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes.

If not presented separately in the statement of comprehensive income or loss, the financial statements shall disclose the amounts of proceeds and cost included in profit or loss that relate to items produced that are not an output of the entity’s ordinary activities, and which line items in the statement of comprehensive income or loss include such proceeds and cost.

The amendments are applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments.

The entity shall recognise the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of that earliest period presented.

New and amended standards not yet effective:

The following new and amended standards, which are not yet effective, have not been applied by the Company in these financial statements. The Company is currently assessing the potential impact(s) on the Company’s financial statements following application.

Amendments to IAS 1 – Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the consolidated statements of financial position and not the amount or timing of recognition of any asset, liability, income, or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of “settlement” to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets, or services.

The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024, with early application permitted.

Amendments to IAS 1 – Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements – Disclosure of Accounting Policies

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The Board has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.

The amendments to IAS 1 are effective for annual periods beginning on or after January 1, 2023, with earlier application permitted and are applied prospectively. The amendments to IFRS Practice Statement 2 do not contain an effective date or transition requirements.

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. The definition of a change in accounting estimates was deleted. However, the concept of changes in accounting estimates in the Standard was retained with the following clarifications:

•	A change in accounting estimate that results from new information or new developments is not the correction of an error; and

•

The effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors.

The amendments are effective for annual periods beginning on or after January 1, 2023 to changes in accounting policies and changes in accounting estimates that occur on or after the beginning of that period, with earlier application permitted.